Short-term bank loan	12 Months Ended
Dec. 31, 2019
Short-term bank loan
Short-term bank loan

Note 12 - Bank loan

	December 31,
	2019	2018

Current maturities of long-term bank loans	$155	$200
Long-term bank borrowings	6,255	—
	6,410	200

2019

On December 10, 2019, the Company obtained banking facilities from OCBC Wing Hang Bank Limited with a maximum amount of HK$50 million ($6.4 million) with the term from December 31, 2019 to December 31, 2044, bearing interest at 1.8% per annum over the prevailing 3 Month HIBOR, at current rate 4.23% per annum.  Under the facilities, the Company borrowed HK$50 million ($6.4 million) for a term until December 31, 2044, which are repayable by 300 equal monthly installments for the principal and interest thereon, commencing one month from December 31, 2019.  The facilities were secured by the Company’s leasehold land and buildings (note 9).

2018

On November 30, 2018, the Company obtained banking facilities from Alpen Baruch Bank, a company beneficially owned by Mr. Or (Note 8(f)), for loans with a maximum amount of $0.2 million to November 29, 2019. Under the facilities, the Company borrowed a total of $0.2 million in 2019. The banking facilities were guaranteed by a subsidiary of the Company. The Company agrees not to pledge or sell its tangible or intangible assets to any party without the approval of Alpen Baruch Bank. The Company repaid the loan in March 2019.